UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number	811-21338

Nicholas-Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

	1345 Avenue of the Americas, New York,	New York 10105
	(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including	212-739-3371
area code:

Date of fiscal year end:	February 29, 2008

Date of reporting period:	August 31, 2007

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Convertible & Income Fund

Nicholas-Applegate Convertible & Income Fund II

S e m i - A n n u a l R e p o r t
A u g u s t 31, 2 0 0 7

Contents
Letter to Shareholders	1
Fund Insights/Performance & Statistics	2-5
Schedules of Investments	6-15
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	19-23
Financial Highlights	24-25
Annual Shareholder Meetings Results	26
Matters Relating to the Trustees’
Consideration of the Advisory &
Sub-Advisory Agreements	27-29

Nicholas-Applegate Convertible & Income Funds Letter to Shareholders

October 16, 2007

Dear Shareholder:

We are pleased to provide you with the semiannual reports of the Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II (collectively, the “Funds”) for the six-month period ended August 31, 2007.

The convertible market finished the reporting period on a positive note, as measured by the Merrill Lynch All-Convertible Index, increasing 2.04%. However, the convertible market underperformed broad equity measures, including the Dow Jones Industrial Average and the S&P 500 Index, which returned 10.06% and 5.70%, respectively, for the six-month period.

Please review the following pages for more information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Nicholas-Applegate Capital Management LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 1

Nicholas-Applegate Convertible & Income Fund Fund Insights
August 31, 2007 (unaudited)
  For the six-months ended August 31, 2007, Nicholas-Applegate Convertible & Income Fund returned 0.77% on net asset value (“NAV”) and (10.01)% on market price.

  The market experienced volatility during the period. Oil prices rose throughout the second quarter and the housing market continued to be weak as subprime fears resurfaced. In July, several events converged to create a significant sell-off in the markets. Mortgage delinquencies led to rapid quality and price declines in collateralized mortgage obligations (CMOs). Price declines in the CMO market led to price declines in all collateralized debt obligations (CDOs) which, in turn, dried up demand for loans. The lack of demand for loans ultimately put pressure on bond and stock prices.

  The July sell-off resulted in a far higher average spread for bonds. While uncertainty of the financial crisis affected stocks during August, the high yield market actually rebounded and produced a positive return for the month.

  Industry performance was mixed during the period. The materials, energy and industrials sectors gained the most. Issuers in the technology and healthcare industries also performed well as strong emerging market demand and better-than-expected corporate profits drove returns. The consumer discretionary, financial and media industries sectors underperformed as the credit crisis hindered financial results.

  Convertible new issuance was robust during the second quarter of 2007, with 62 deals raising $28.1 billion. However, new issuance slowed during subsequent months.

  Security selection was the key driver in the Fund’s absolute and relative performance during the six months. Top performers were those companies that improved operating statistics and exceeded earnings expectations. The Fund did not stray from its total return discipline, focusing on convertible securities which capture 70-80% of the upside and 40-50% of the downside.

  Avoiding weaker credits certainly paid off in the high yield market, but it was the rebound of good credit as well as strategic purchases and trading during the sharpest downticks that produced the greatest outperformance.

2 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Fund Performance & Statistics
August 31, 2007 (unaudited)
Total Return(1) :	Market Price	Net Asset Value (“NAV”)
6 months	(10.01)%	0.77%
1 year	(3.97)%	10.25%
3 year	8.45%	10.69%
Commencement of Operations (3/31/03) to 8/31/07	10.65%	12.74%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (3/31/03) to 8/31/07	Market Price	$13.77
■ Market Price	NAV	$14.22
■ NAV
	Discount to NAV	(3.16)%
	Market Price Yield(2)	10.89%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at August 31, 2007.

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 3

Nicholas-Applegate Convertible & Income Fund II Fund Insights
August 31, 2007 (unaudited)
  For the six-months ended August 31, 2007, Nicholas-Applegate Convertible & Income Fund II returned 0.53% on net asset value (“NAV”) and (6.28)% on market price.

  The market experienced volatility during the period. Oil prices rose throughout the second quarter and the housing market continued to be weak as subprime fears resurfaced. In July, several events converged to create a significant sell-off in the markets. Mortgage delinquencies led to rapid quality and price declines in collateralized mortgage obligations (CMOs). Price declines in the CMO market led to price declines in all collateralized debt obligations (CDOs) which, in turn, dried up demand for loans. The lack of demand for loans ultimately put pressure on bond and stock prices.

  The July sell-off resulted in a far higher average spread for bonds. While uncertainty of the financial crisis affected stocks during August, the high yield market actually rebounded and produced a positive return for the month.

  Industry performance was mixed during the period. The materials, energy and industrials sectors gained the most. Issuers in the technology and healthcare industries also performed well as strong emerging market demand and better-than-expected corporate profits drove returns. The consumer discretionary, financial and media industries sectors underperformed as the credit crisis hindered financial results.

  Convertible new issuance was robust during the second quarter of 2007, with 62 deals raising $28.1 billion. However, new issuance slowed during subsequent months.

  Security selection was the key driver in the Fund ’ s absolute and relative performance. Top performers were those companies that improved operating statistics and exceeded earnings expectations. The Fund did not stray from its total return discipline, focusing on convertible securities which capture 70-80% of the upside and 40-50% of the downside.

  Avoiding weaker credits certainly paid off in the high yield market, but it was the rebound of good credit as well as strategic purchases and trading during the sharpest downticks that produced the greatest outperformance.

4 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Fund II Performance & Statistics
August 31, 2007 (unaudited)

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
6 months	(6.28)%	0.53%
1 year	(0.57)%	10.07%
3 year	8.98%	11.20%
Commencement of Operations (7/31/03) to 8/31/07	8.97%	11.23%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (7/31/03) to 8/31/07	Market Price	$13.80
■ Market Price	NAV	$14.31
■ NAV
	Discount to NAV	(3.56)%
	Market Price Yield(2)	10.33%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the begining of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all of the Fund ’ s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at August 31, 2007.

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 5

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value
CONVERTIBLE PREFERRED STOCK—41.9%
	Agriculture—1.3%
165	Bunge Ltd, 4.875%, 12/31/49	Ba1/BB	$19,705,550
	Automotive—1.6%
	General Motors Corp.,
785	5.25%, 3/6/32, Ser. B	Caa1/B-	14,977,800
450	6.25%, 7/15/33, Ser. C	Caa1/B-	9,580,500
			24,558,300
	Banking—2.4%
280	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	A3/BBB	13,689,073
185	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (d)	Aa1/AA+	22,535,064
			36,224,137
	Commercial Services—1.0%
305	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	14,669,077
	Electric—4.3%
435	AES Trust III, 6.75%, 10/15/29	B3/B	20,817,143
342	Entergy Corp., 7.625%, 2/17/09	NR/BBB	21,872,648
68	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	23,051,250
			65,741,041
	Financial Services—14.4%
560	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (c)	Aa1/AA	15,674,400
585	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	12,358,125
	Goldman Sachs Group, Inc.,
684	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (d)	Aa3/NR	19,201,458
1060	20.00%, 12/31/07, Ser. TWX (Time Warner, Inc.) (d)	Aa3/NR	17,919,408
450	20.00%, 3/6/08, Ser. DISH (Echostar Communications Corp.) (d)	Aa3/NR	16,856,250
281	Lazard Ltd, 6.625%, 5/15/08	Ba1/NR	9,799,472
	Lehman Brothers Holdings, Inc.,
810	6.25%, 10/15/07, Ser. GIS (General Mills, Inc.) (d)	A1/A+	21,100,500
255	20.00%, 8/15/07, Ser. UTX (United Technologies Corp.) (d)	A1/A+	18,474,077
483	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (d)	A1/A+	20,562,560
	Morgan Stanley,
243	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (d)	Aa3/AA-	17,487,711
517	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (d)	Aa3/AA-	17,792,202
36	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (d)	Aa3/NR	16,227,672
560	20.00%, 3/24/08, Ser. DIS (The Walt Disney Co.) (d)	Aa3/NR	17,298,688
			220,752,523
	Hand/Machine Tools—1.2%
18	Stanley Works, 7.145%, 5/17/12 (c)	A2/A	18,877,950
	Insurance—5.2%
15	Fortis Insurance NV, 7.75%, 1/26/08 (a)	Aa3/A+	19,476,733
614	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	19,617,048
687	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09, Ser. A	NR/BB+	22,327,500
707	XL Capital Ltd, 7.00%, 2/15/09	A3/A-	18,989,662
			80,410,943
	Investment Company—1.4%
413	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia
	Vale do Rio Doce) (d)	NR/NR	21,470,800

6 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value
	Metals & Mining—1.4%
169	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	$22,346,470
	Oil & Gas—1.4%
203	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	21,199,237
	Packaging & Containers—0.5%
166	Owens-Illinois, Inc. 4.75%, 12/31/49	Caa1/B-	7,360,445
	Pharmaceuticals—1.9%
	Schering-Plough Corp.,
306	6.00%, 9/14/07	Baa3/BBB	20,608,002
33	6.00%, 8/13/10	Baa3/BBB	8,632,000
			29,240,002
	Real Estate (REIT)—1.1%
677	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	17,004,600
	Retail—0.4%
6	Blockbuster, Inc., 7.50%, 12/31/49	NR/NR	6,527,137
	Telecommunications—1.2%
330	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	18,562,500
	Waste Disposal—1.2%
57	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	18,812,425

	Total Convertible Preferred Stock (cost-$640,751,814)		643,463,137

CORPORATE BONDS & NOTES—39.5%
Principal
Amount
(000)
	Advertising—0.7%
$10,700	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	10,753,500
	Apparel—1.1%
	Levi Strauss & Co.,
3,000	9.75%, 1/15/15	B2/B+	3,120,000
12,990	12.25%, 12/15/12	B2/B+	13,931,775
			17,051,775
	Automotive—2.5%
3,615	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB	3,398,100
13,215	Exide Technologies, 10.50%, 3/15/13, Ser. B	Caa1/CCC	12,818,550
12,875	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	10,396,562
10,890	Goodyear Tire & Rubber Co., 11.00%, 3/1/11	Ba3/B+	11,720,363
			38,333,575
	Chemicals—1.3%
13,210	Georgia Gulf Corp., 10.75%, 10/15/16	B3/B-	11,889,000
7,403	Huntsman LLC, 11.625%, 10/15/10	Ba1/BB+	7,865,687
			19,754,687
	Coal—0.4%
8,165	James River Coal Co., 9.375%, 6/1/12	Ca/CC	5,858,388

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 7

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Commercial Services—1.6%
$12,965	Cenveo Corp., 7.875%, 12/1/13	B3/B-	$11,927,800
11,060	Hertz Corp., 10.50%, 1/1/16	B2/B	12,000,100
			23,927,900
	Computers—0.6%
9,325	Unisys Corp., 8.00%, 10/15/12	B2/B+	8,765,500
	Electric—1.8%
13,025	AES Corp., 9.50%, 6/1/09	B1/B	13,513,437
12,630	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	13,461,736
			26,975,173
	Electronics—0.8%
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	12,535,100
	Financial Services—1.9%
8,185	AMR Holdings Co., 10.00%, 2/15/15	B3/B-	8,717,025
2,695	E*Trade Financial Corp., 8.00%, 6/15/11	Ba2/BB-	2,587,200
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	9,625,103
5,010	KAR Holdings, Inc., 8.75%, 5/1/14 (a)	B3/CCC	4,534,050
3,655	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,856,025
			29,319,403
	Food Products—0.9%
12,805	Pilgrim’s Pride Corp., 9.625%, 9/15/11	B1/B	13,231,791
	Healthcare—1.1%
6,735	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	6,465,600
9,015	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	9,262,912
1,350	Psychiatric Solutions, Inc., 7.75%, 7/15/15	B3/B-	1,329,750
			17,058,262
	Home Builders—0.6%
12,160	William Lyon Homes, Inc., 10.75%, 4/1/13	Caa1/B	9,788,800
	Home Furnishings—0.7%
11,370	Central Garden & Pet Co., 9.125%, 2/1/13	B3/B	11,057,325
	Manufacturing—1.5%
13,310	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	11,979,000
11,865	Sally Holdings LLC, 10.50%, 11/15/16 (a)	Caa1/CCC+	11,390,400
			23,369,400
	Metals & Mining—1.1%
8,310	PNA Group, Inc., 10.75%, 9/1/16 (a)	B3/B-	8,611,238
8,090	RathGibson, Inc., 11.25%, 2/15/14	B3/B-	8,140,562
			16,751,800
	Miscellaneous—0.6%
9,477	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	9,856,081
	Multi-Media—1.7%
14,370	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC	14,154,450
1,900	Idearc, Inc., 8.00%, 11/15/16	B2/B+	1,885,750
10,835	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa2/CCC	10,293,250
			26,333,450

8 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Office Furnishings—0.8%
	Interface, Inc.,
$5,375	9.50%, 2/1/14	B3/CCC+	$5,590,000
6,600	10.375%, 2/1/10	B1/B	6,864,000
			12,454,000
	Paper Products—1.2%
4,704	Buckeye Technologies, Inc., 9.25%, 9/15/08	B3/B	4,727,520
12,945	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	13,592,250
			18,319,770
	Pharmaceuticals—0.5%
8,530	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa3/CCC	7,463,750
	Pipelines—0.5%
8,485	Dynegy Holdings, Inc., 7.75%, 6/1/19 (a)	B2/B-	7,891,050
	Retail—7.0%
13,640	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	12,480,600
12,400	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	11,346,000
13,475	Claire’s Stores, Inc., 10.50%, 6/1/17 (a)	Caa2/CCC+	10,038,875
8,405	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	8,615,125
12,825	Michaels Stores, Inc., 10.00%, 11/1/14 (a)	B2/CCC	12,921,187
13,355	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	14,423,400
13,350	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	14,184,375
12,840	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	11,331,300
10,900	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	11,445,000
			106,785,862
	Semi-Conductors—0.7%
12,405	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B2/B	10,854,375
	Telecommunications—6.2%
4,315	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/CCC+	4,541,538
5,195	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	5,454,750
13,560	Hawaiian Telcom Communications, Inc., 12.50%,
	5/1/15, Ser. B	Caa1/CCC	14,441,400
12,400	Intelsat Bermuda Ltd, 11.25%, 6/15/16	Caa1/B-	13,035,500
12,805	Level 3 Financing, Inc., 12.25%, 3/15/13	B3/CCC+	14,021,475
15,700	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B+	16,642,000
12,680	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	13,218,900
14,220	West Corp., 11.00%, 10/15/16	Caa1/B-	14,504,400
			95,859,963
	Theaters—0.7%
10,785	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	11,270,325
	Travel Services—1.0%
14,560	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	15,106,000

	Total Corporate Bonds & Notes (cost-$620,217,697)		606,727,005

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 9

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CONVERTIBLE BONDS & NOTES—11.8%
	Automotive—1.1%
$15,930	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$17,204,400
	Commercial Services—1.7%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	9,691,500
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	16,715,194
			26,406,694
	Computers—1.1%
16,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	17,384,000
	Electric—1.3%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	19,576,687
	Hotels/Gaming—0.2%
2,365	Mandalay Resort Group, Inc., 6.11%, 3/21/33 (c)	Ba2/BB	3,346,475
	Oil & Gas—1.5%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	23,212,125
	Retail—1.4%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	20,692,880
	Telecommunications—3.5%
20,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	19,111,500
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	20,448,750
14,845	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	14,733,663
			54,293,913

	Total Convertible Bonds & Notes (cost-$170,732,582)		182,117,174

U.S. GOVERNMENT SECURITIES—3.4%
	United States Treasury Notes,
33,890	10.375%, 11/15/12		34,308,338
16,275	12.00%, 8/15/13		17,415,536
	Total U.S. Government Securities (cost-$56,233,703)		51,723,874

SHORT-TERM INVESTMENT—3.4%
	Time Deposit—3.4%
52,679	Bank of America — London, 4.29%, 9/3/07		52,679,310
	(cost-$52,679,310)

	Total Investments (cost-$1,540,615,106) —100.0%		$1,536,710,500

10 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value
CONVERTIBLE PREFERRED STOCK—42.6%
	Agriculture—1.3%
148	Bunge Ltd, 4.875%, 12/31/49	Ba1/BB	$17,697,950
	Automotive—1.7%
	General Motors Corp.,
680	5.25%, 3/6/32, Ser. B	Caa1/B-	12,974,400
500	6.25%, 7/15/33, Ser. C	Caa1/B-	10,645,000
			23,619,400
	Banking—2.4%
263	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	A3/BBB	12,828,375
166	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (d)	Aa1/AA+	20,200,487
			33,028,862
	Commercial Services—1.0%
287	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	13,803,357
	Electric—3.8%
367	AES Trust III, 6.75%, 10/15/29	B3/B	17,553,773
278	Entergy Corp., 7.625%, 2/17/09	NR/BBB	17,800,340
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	16,200,000
			51,554,113
	Financial Services—14.4%
490	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (c)	Aa1/AA	13,715,100
522	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	11,036,756
	Goldman Sachs Group, Inc.,
616	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (d)	Aa3/NR	17,272,614
951	20.00%, 12/31/07, Ser. TWX (Time Warner, Inc.) (d)	Aa3/NR	16,066,830
404	20.00%, 3/6/08, Ser. DISH (Echostar Communications Corp.) (d)	Aa3/NR	15,148,312
253	Lazard Ltd, 6.625%, 5/15/08	Ba1/NR	8,811,823
	Lehman Brothers Holdings, Inc.,
650	6.25%, 10/15/07, Ser. GIS (General Mills, Inc.) (d)	A1/A+	16,932,500
228	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (d)	A1/A+	16,541,493
434	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (d)	A1/A+	18,480,439
	Morgan Stanley,
219	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (d)	Aa3/AA-	15,745,227
465	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (d)	Aa3/AA-	16,004,518
32	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (d)	Aa3/NR	14,564,448
496	20.00%, 3/24/08, Ser. DIS (The Walt Disney Co.) (d)	Aa3/NR	15,323,593
			195,643,653
	Hand/Machine Tools—1.3%
17	Stanley Works, 7.145%, 5/17/12 (c)	A2/A	17,944,425
	Insurance—5.2%
13	Fortis Insurance NV, 7.75%, 1/26/08 (a)	Aa3/A+	17,448,858
526	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	16,794,980
598	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09, Ser. A	NR/BB+	19,435,000
635	XL Capital Ltd, 7.00%, 2/15/09	A3/A-	17,049,750
			70,728,588
	Investment Company—1.4%
366	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale
	do Rio Doce) (d)	NR/NR	19,021,600

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 11

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value
	Metals & Mining—1.5%
152	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	$20,098,561
	Oil & Gas—1.4%
179	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	18,608,625
	Packaging & Containers—0.5%
140	Owens-Illinois, Inc. 4.75%, 12/31/49	Caa1/B-	6,219,720
	Pharmaceuticals—2.6%
	Schering-Plough Corp.,
300	6.00%, 9/14/07	Baa3/BBB	20,232,742
59	6.00%, 8/13/10	Baa3/BBB	15,750,080
			35,982,822
	Real Estate (REIT)—1.1%
606	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	15,213,187
	Retail—0.5%
6	Blockbuster, Inc., 7.50%, 12/31/49	NR/NR	6,471,350
	Telecommunications—1.3%
310	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	17,437,500
	Waste Disposal—1.2%
51	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	16,784,937

	Total Convertible Preferred Stock (cost-$577,293,044)		579,858,650

CORPORATE BONDS & NOTES—37.9%
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Advertising—0.7%
$9,150	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	9,195,750
	Apparel—1.1%
	Levi Strauss & Co.,
2,700	9.75%, 1/15/15	B2/B+	2,808,000
11,010	12.25%, 12/15/12	B2/B+	11,808,225
			14,616,225
	Automotive—2.4%
3,385	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB	3,181,900
11,285	Exide Technologies, 10.50%, 3/15/13, Ser. B	Caa1/CCC	10,946,450
11,040	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	8,914,800
9,260	Goodyear Tire & Rubber Co., 11.00%, 3/1/11	Ba3/B+	9,966,075
			33,009,225
	Chemicals—1.2%
11,290	Georgia Gulf Corp., 10.75%, 10/15/16	B3/B-	10,161,000
6,298	Huntsman LLC, 11.625%, 10/15/10	Ba1/BB+	6,691,625
			16,852,625
	Coal—0.4%
7,195	James River Coal Co., 9.375%, 6/1/12	Ca/CC	5,162,413

12 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Commercial Services—1.5%
$11,280	Cenveo Corp., 7.875%, 12/1/13	B3/B-	$10,377,600
9,440	Hertz Corp., 10.50%, 1/1/16	B2/B	10,242,400
			20,620,000
	Computers—0.5%
7,925	Unisys Corp., 8.00%, 10/15/12	B2/B+	7,449,500
	Electric—1.6%
10,645	AES Corp., 9.50%, 6/1/09	B1/B	11,044,188
10,570	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	11,266,077
			22,310,265
	Electronics—0.8%
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	10,645,050
	Financial Services—1.8%
6,295	AMR Holdings Co., 10.00%, 2/15/15	B3/B-	6,704,175
2,305	E*Trade Financial Corp., 8.00%, 6/15/11	Ba2/BB-	2,212,800
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	8,207,417
4,690	KAR Holdings, Inc., 8.75%, 5/1/14 (a)	B3/CCC	4,244,450
3,223	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,400,265
			24,769,107
	Food Products—0.8%
10,815	Pilgrim’s Pride Corp., 9.625%, 9/15/11	B1/B	11,175,464
	Healthcare—1.0%
5,865	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,630,400
7,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	8,204,587
			13,834,987
	Home Builders—0.6%
10,260	William Lyon Homes, Inc., 10.75%, 4/1/13	Caa1/B	8,259,300
	Home Furnishings—0.7%
9,670	Central Garden & Pet Co., 9.125%, 2/1/13	B3/B	9,404,075
	Manufacturing—1.5%
11,265	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	10,138,500
10,135	Sally Holdings LLC, 10.50%, 11/15/16 (a)	Caa1/CCC+	9,729,600
			19,868,100
	Metals & Mining—1.1%
7,090	PNA Group, Inc., 10.75%, 9/1/16 (a)	B3/B-	7,347,013
6,910	RathGibson, Inc., 11.25%, 2/15/14	B3/B-	6,953,187
			14,300,200
	Miscellaneous—0.5%
6,723	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	6,991,919
	Multi-Media—1.7%
12,791	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC	12,599,135
1,400	Idearc, Inc., 8.00%, 11/15/16	B2/B+	1,389,500
9,165	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa2/CCC	8,706,750
			22,695,385

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 13

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Office Furnishings—0.8%
	Interface, Inc.,
$4,625	9.50%, 2/1/14	B3/CCC+	$4,810,000
5,715	10.375%, 2/1/10	B1/B	5,943,600
			10,753,600
	Paper Products—1.1%
3,704	Buckeye Technologies, Inc., 9.25%, 9/15/08	B3/B	3,722,520
11,055	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	11,607,750
			15,330,270
	Pharmaceuticals—0.5%
7,235	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa3/CCC	6,330,625
	Pipelines—0.5%
7,265	Dynegy Holdings, Inc., 7.75%, 6/1/19 (a)	B2/B-	6,756,450
	Retail—6.7%
12,160	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	11,126,400
10,600	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	9,699,000
11,525	Claire’s Stores, Inc., 10.50%, 6/1/17 (a)	Caa2/CCC+	8,586,125
7,125	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	7,303,125
10,975	Michaels Stores, Inc., 10.00%, 11/1/14 (a)	B2/CCC	11,057,313
11,295	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	12,198,600
11,450	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	12,165,625
10,960	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	9,672,200
9,190	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	9,649,500
			91,457,888
	Semi-Conductors—0.7%
10,595	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B2/B	9,270,625
	Telecommunications—6.0%
3,685	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/CCC+	3,878,462
4,440	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	4,662,000
11,640	Hawaiian Telcom Communications, Inc., 12.50%,
	5/1/15, Ser. B	Caa1/CCC	12,396,600
10,600	Intelsat Bermuda Ltd, 11.25%, 6/15/16	Caa1/B-	11,143,250
10,948	Level 3 Financing, Inc., 12.25%, 3/15/13	B3/CCC+	11,988,060
13,510	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B+	14,320,600
10,820	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	11,279,850
12,155	West Corp., 11.00%, 10/15/16	Caa1/B-	12,398,100
			82,066,922
	Theaters—0.7%
9,215	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	9,629,675
	Travel Services—1.0%
12,440	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	12,906,500

	Total Corporate Bonds & Notes (cost-$529,564,833)		515,662,145

CONVERTIBLE BONDS & NOTES—12.3%
	Automotive—1.1%
14,260	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	15,400,800

14 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Commercial Services—1.8%
$10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	$10,783,125
11,000	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	13,680,590
			24,463,715
	Computers—1.1%
14,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	15,264,000
	Electric—1.3%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	17,482,063
	Hotels/Gaming—0.2%
2,125	Mandalay Resort Group, Inc., 6.11%, 3/21/33 (c)	Ba2/BB	3,006,875
	Oil & Gas—1.5%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	20,578,125
	Retail—1.4%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	18,256,975
	Telecommunications—3.9%
20,000	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	18,600,000
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	18,453,750
15,440	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	15,324,200
			52,377,950

	Total Convertible Bonds & Notes (cost-$157,479,866)		166,830,503

U.S. GOVERNMENT SECURITIES—3.2%
	United States Treasury Notes,
28,960	10.375%, 11/15/12		29,317,482
13,725	12.00%, 8/15/13		14,686,835
	Total U.S. Government Securities (cost-$47,830,703)		44,004,317

SHORT-TERM INVESTMENT—4.0%
	Time Deposit—4.0%
55,034	Bank of America — London, 4.29%, 9/3/07		55,033,949
	(cost-$55,033,949)

	Total Investments (cost-$1,367,202,395) —100.0%		1,361,389,564

Notes to Schedules of Investments:
(a)	144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	Credit-linked trust certificate.
(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on August 31, 2007.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 15

Nicholas-Applegate Convertible & Income Funds Statements of Assets and Liabilities
August 31, 2007 (unaudited)
	Convertible &	Convertible &
	Income	Income II
Assets:
Investments, at value (cost — $1,540,615,106 and
$1,367,202,395 respectively)	$1,536,710,500	$1,361,389,564
Cash	130,909	128,790
Interest and dividends receivable	25,963,576	22,463,185
Interest rate cap premium paid	2,820,234	2,712,797
Unrealized appreciation on interest rate cap	2,521,766	2,426,203
Prepaid expenses	71,354	43,301
Total Assets	1,568,218,339	1,389,163,840

Liabilities:
Payable for investments purchased	17,989,361	27,085,448
Dividends payable to common and preferred shareholders	9,330,062	7,251,389
Investment management fees payable	905,468	795,952
Accrued expenses	162,030	128,453
Total Liabilities	28,386,921	35,261,242
Preferred Shares ($0.00001 par value; $25,000 net asset and
liquidation value per share applicable to 21,000 and 20,200
shares issued and outstanding, respectively)	525,000,000	505,000,000
Net Assets Applicable to Common Shareholders	$1,014,831,418	$848,902,598

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share applicable to 71,371,209 and 59,308,389
shares issued and outstanding, respectively)	$714	$593
Paid-in-capital in excess of par	1,020,502,019	843,676,947
Undistributed (dividends in excess of) net investment income	(6,124,900)	8,667,258
Accumulated net realized gain (loss)	1,836,425	(55,572)
Net unrealized depreciation of investments and interest rate caps	(1,382,840)	(3,386,628)
Net Assets Applicable to Common Shareholders	$1,014,831,418	$848,902,598
Net Asset Value Per Common Share	$14.22	$14.31

16 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds Statements of Operations
For the six months ended August 31, 2007 (unaudited)

	Convertible &	Convertible &
	Income	Income II
Investment Income:
Interest	$35,176,758	$29,912,057
Dividends	32,640,838	29,553,027
Other income	1,497,225	1,260,990
Total Investment Income	69,314,821	60,726,074

Expenses:
Investment management fees	5,568,568	4,893,440
Auction agent fees and commissions	671,732	652,116
Excise tax expense	—	89,476
Shareholder communications	98,072	83,904
Custodian and accounting agent fees	96,784	84,640
Trustees’ fees and expenses	40,220	36,460
New York Stock Exchange listing fees	35,928	29,353
Audit and tax services	34,960	34,960
Legal fees	20,240	15,272
Transfer agent fees	18,400	16,560
Insurance expense	14,196	12,445
Investor relations	8,096	7,728
Miscellaneous	15,016	8,280
Total expenses	6,622,212	5,964,634

Net Investment Income	62,692,609	54,761,440

Realized and Change in Unrealized Gain (Loss):
Net realized gain on:
Investments	12,103,854	8,070,726
Interest rate caps	6,123,833	5,890,545
Net change in unrealized appreciation/depreciation of:
Investments	(57,492,314)	(48,683,988)
Interest rate caps	(1,015,263)	(1,033,797)
Net realized and change in unrealized loss
on investments and interest rate caps	(40,279,890)	(35,756,514)
Net Increase in Net Assets Resulting from
Investment Operations	22,412,719	19,004,926

Dividends on Preferred Shares from net investment income:	(13,882,600)	(13,358,463)
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from
Investment Operations	$8,530,119	$5,646,463

See accompanying Notes to Financial Statements | 8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 17

Nicholas-Applegate Convertible & Income Funds Statements of Changes in Net Assets Applicable to Common Shareholders

	Convertible & Income		Convertible & Income II
	Six Months		Six Months
	ended		ended
	August 31, 2007	Year ended	August 31, 2007	Year ended
	(unaudited)	February 28, 2007	(unaudited)	February 28, 2007

Investment Operations:
Net investment income	$62,692,609	$116,181,272	$54,761,440	$98,948,695
Net realized gain on investments and
interest rate caps	18,227,687	8,855,409	13,961,271	7,117,626
Net change in unrealized appreciation/
depreciation of investments and interest
rate caps	(58,507,577)	29,697,863	(49,717,785)	28,469,157
Net increase in net assets resulting
from investment operations	22,412,719	154,734,544	19,004,926	134,535,478

Dividends and Distributions on
Preferred Shares from:
Net investment income	(13,882,600)	(24,125,321)	(13,358,463)	(22,519,793)
Net realized gains	—	(1,803,699)	—	(2,416,506)
Total dividends and distributions on
preferred shares	(13,882,600)	(25,929,020)	(13,358,463)	(24,936,299)
Net increase in net assets applicable to
common shareholders resulting from
investment operations	8,530,119	128,805,524	5,646,463	109,599,179

Dividends and Distributions to
Common Shareholders from:
Net investment income	(53,332,194)	(105,087,315)	(41,066,206)	(82,967,363)
Net realized gains	—	(13,590,252)	—	(14,356,454)
Total dividends and distributions
to common shareholders	(53,332,194)	(118,677,567)	(41,066,206)	(97,323,817)

Capital Share Transactions:
Reinvestment of dividends and distributions	9,484,006	22,242,952	5,308,502	15,969,069
Total increase (decrease) in net assets
applicable to common shareholders	(35,318,069)	32,370,909	(30,111,241)	28,244,431

Net Assets Applicable to
Common Shareholders:
Beginning of period	1,050,149,487	1,017,778,578	879,013,839	850,769,408
End of period (including undistributed
(dividends in excess of) net investment
income of $(6,124,900), $(1,602,715);
$8,667,258 and $8,330,487, respectively)	$1,014,831,418	$1,050,149,487	$848,902,598	$879,013,839
Common shares issued in reinvestment
of dividends and distributions	624,316	1,476,599	349,658	1,085,156

18 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
August 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

Nicholas-Applegate Convertible & Income Fund (“Convertible & Income”) and Nicholas-Applegate Convertible & Income Fund II (“Convertible & Income II”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. In December 2005, Convertible & Income II changed its fiscal year end from June 30 to February 28. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds ’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes— an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Funds’ financial statements at August 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS” 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing SFAS 157 against their current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 19

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
August 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized, respectively to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date, except for certain convertible preferred stock which record these dividends when the information becomes available.

(c) Federal Income Taxes

The Funds intend to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions—Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trusts’ receipt of payments from, and the trusts’ potential obligations to, the counterparties to the derivative instruments and other securities in which the trusts invest in.

(f) Interest Rate Caps

In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Funds’ exposure to changes in short-term interest rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Funds’ duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on distributions involves protection from rising short-term rates, which the Funds experience primarily in the form of leverage. The Funds are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. Premiums paid by the Funds are recognized as an asset and amortized into realized loss over the life of the interest rate cap. Changes in the value of the interest rate caps are recognized as unrealized appreciation or depreciation. Periodic payments received during periods the floating rate exceeds the specific fixed rate are recognized into realized gain.

(g) Concentration of Risk

It is the Funds’ policy to invest a significant portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Funds to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

20 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
August 31, 2007 (unaudited)

2. Investment Manager/Sub-Adviser

The Funds have entered into Investment Management Agreements (the “Agreements”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Funds pay the Investment Manager an annual fee, payable on a monthly basis, at the annual rate of 0.70% of the Funds’ average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares and any other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. For its services pursuant to Sub-Advisory agreements, the Investment Manager; and not the Funds, pay the Sub-Adviser a monthly fee.

3. Investment in Securities

For the six months ended August 31, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

		Convertible & Income		Convertible & Income II
Purchases		$389,761,050		$357,896,935
Sales		224,926,298		202,768,753

(a) Interest rate cap agreements outstanding at August 31, 2007:

Convertible & Income:
	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation
UBS AG	$525,000,000	1/15/08	$2,820,234	1 month LIBOR-BBA	$2,521,766
				over 3% strike price
Convertible & Income II:
	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation
UBS AG	$505,000,000	1/15/08	$2,712,797	1 month LIBOR-BBA	$2,426,203
				over 3% strike price
__________ LIBOR—London Interbank Offered Rate

4. Income Tax Information

The Funds’ cost of investments for both federal income tax purposes and financial reporting purposes is substantially the same. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Depreciation
Convertible & Income:	$1,540,615,106	$61,900,979	$65,805,585	$(3,904,606)
Convertible & Income II:	1,367,202,395	52,391,320	58,204,151	(5,812,831)

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 21

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
August 31, 2007 (unaudited)

5. Auction Preferred Shares

Convertible & Income has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a liquidation preference of $25,000 per share plus accrued dividends.

Convertible & Income II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a liquidation preference of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized long-term gains, if any, are paid annually.

Convertible & Income:

For the six months ended August 31, 2007, the annualized dividend rate ranged from:

	High	Low	At August 31, 2007
Series A	6.50%	5.00%	6.20%
Series B	7.75%	4.97%	6.25%
Series C	6.35%	4.90%	6.35%
Series D	6.75%	5.00%	6.40%
Series E	7.00%	4.90%	6.25%

Convertible & Income II:

For the six months ended August 31, 2007, the annualized dividend rate ranged from:
	High	Low	At August 31, 2007
Series A	6.50%	5.03%	6.20%
Series B	7.75%	4.97%	6.35%
Series C	6.35%	5.00%	6.35%
Series D	6.75%	5.00%	6.40%
Series E	7.00%	4.75%	6.25%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On September 4, 2007, the following dividends were declared to common shareholders payable October 1, 2007 to shareholders of record on September 14, 2007:

Convertible & Income	$0.125 per common share
Convertible & Income II	$0.11875 per common share

On October 1, 2007 the following dividends were declared to common shareholders payable November 1, 2007 to shareholders of record on October 11, 2007:

Convertible & Income	$0.125 per common share
Convertible & Income II	$0.11875 per common share

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC; PEA Capital LLC and Allianz Global) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end

22 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
August 31, 2007 (unaudited)

7. Legal Proceedings (continued)

funds formerly sub-advised by PEA Capital LLC. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA Capital LLC deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”; and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits and have been consolidated in a muti-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager, the Sub-Adviser or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 23

Nicholas-Applegate Convertible & Income Fund Financial Highlights
For a share of common stock outstanding throughout each period:

							For the Period
	Six Months						March 31,
	ended		Year ended				2003*
	August 31, 2007		February 28,	February 28,		February 28,	through
	(unaudited)		2007	2006		2005	February 29, 2004
Net asset value, beginning of period	$14.84		$14.69	$16.07		$16.67	$14.33	**
Income from Investment
Operations:
Net investment income	0.88		1.66	1.51		1.48	1.28
Net realized and change in unrealized
gain (loss) on investments and
interest rate caps	(0.56)		0.55	(0.48)		0.38	2.61
Total from investment operations	0.32		2.21	1.03		1.86	3.89
Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.19)		(0.34)	(0.25)		(0.12)	(0.07)
Net realized gains	—		(0.03)	(0.02)		(0.02)	—
Total dividends and distributions
on preferred shares	(0.19)		(0.37)	(0.27)		(0.14)	(0.07)
Net increase in net assets applicable
to common shareholders resulting
from investment operations	0.13		1.84	0.76		1.72	3.82
Dividends and Distributions to
Common Shareholders from:
Net investment income	(0.75)		(1.50)	(1.91)		(1.50)	(1.33)
Net realized gains	—		(0.19)	(0.23)		(0.82)	(0.03)
Total dividends and distributions
to common shareholders	(0.75)		(1.69)	(2.14)		(2.32)	(1.36)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital in excess of par	—		—	—		—	(0.03)
Preferred shares offering costs/
underwriting discounts charged to
paid-in capital in excess of par	—		—	—		—	(0.09)
Total capital share transactions	—		—	—		—	(0.12)
Net asset value, end of period	$14.22		$14.84	$14.69		$16.07	$16.67
Market price, end of period	$13.77		$16.08	$15.69		$15.82	$16.38
Total Investment Return (1)	(10.01)%		14.60%	14.30%		11.53%	18.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$1,014,831		$1,050,149	$1,017,779		$1,086,001	$1,101,833
Ratio of expenses to average
net assets (2)	1.25	% (3)	1.27%	1.28	% (4)	1.24%	1.17	% (3)
Ratio of net investment income to
average net assets (2)	11.79	% (3)	11.37%	10.03%		9.20%	8.97	% (3)
Preferred shares asset coverage
per share	$73,288		$74,981	$73,442		$76,698	$77,460
Portfolio turnover	15%		67%	52%		70%	86%
*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.
(4)	Ratio of expenses to average net assets, excluding excise tax expense was 1.26%.

24 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

				For the Period				For the Period
	Six Months		Year	July 1, 2005		Year		July 31, 2003*
	ended		ended	through		ended		through
	August 31, 2007		February 28,	February 28,		June 30,		June 30,
	(unaudited)		2007	2006†		2005		2004
Net asset value, beginning of period	$14.91		$14.70	$14.61		$15.18		$14.33	**
Income from Investment
Operations:
Net investment income	0.92		1.69	1.04		1.59		1.23
Net realized and change in unrealized
gain (loss) on investments and
interest rate caps	(0.60)		0.61	0.58		(0.39)		1.10
Total from investment operations	0.32		2.30	1.62		1.20		2.33
Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.23)		(0.38)	(0.17)		(0.21)		(0.08)
Net realized gains	—		(0.04)	(0.05)		(0.00	) ††	—
Total dividends and distributions
on preferred shares	(0.23)		(0.42)	(0.22)		(0.21)		(0.08)
Net increase in net assets applicable
to common shareholders resulting
from investment operations	0.09		1.88	1.40		0.99		2.25
Dividends and Distributions to
Common Shareholders from:
Net investment income	(0.69)		(1.42)	(1.05)		(1.42)		(1.24)
Net realized gains	—		(0.25)	(0.26)		(0.14)		(0.03)
Total dividends and distributions
to common shareholders	(0.69)		(1.67)	(1.31)		(1.56)		(1.27)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital in excess of par	—		—	—		—		(0.03)
Preferred shares offering costs/
underwriting discounts charged to
paid-in capital in excess of par	—		—	—		—		(0.10)
Total capital share transactions	—		—	—		—		(0.13)
Net asset value, end of period	$14.31		$14.91	$14.70		$14.61		$15.18
Market price, end of period	$13.80		$15.42	$15.14		$14.74		$14.05
Total Investment Return (1)	(6.28)%		13.99%	12.10%		16.44%		1.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$848,903		$879,014	$850,769		$834,909		$855,783
Ratio of expenses to average
net assets (2)	1.34% (3)(5)		1.34%	1.37% (3)(4)		1.35%		1.23	% (3)
Ratio of net investment income to
average net assets (2)	12.30	% (3)	11.56%	10.57	% (3)	9.79%		8.87	% (3)
Preferred shares asset coverage
per share	$66,992		$68,493	$67,096		$66,319		$67,359
Portfolio turnover	15%		60%	33%		67%		73%
*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	During the period the Fund ’ s fiscal year-end changed from June 30 to February 28. †† Less than $0.005 per share.
(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.
(4)	Ratio of expenses to average net assets, excluding excise tax expense was 1.35%.
(5)	Ratio of expenses to average net assets, excluding excise tax expense was 1.32%.

See accompanying Notes to Financial Statements | 8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 25

Nicholas-Applegate Convertible & Income Funds Annual Shareholder Meetings Results
August 31, 2007 (unaudited)

The Funds held their joint annual meetings of shareholders on July 25, 2007. Common/Preferred shareholders of Convertible & Income voted to re-elect Robert E. Connor and Hans W. Kertess, and elect William B. Ogden, IV and John C. Maney as Trustees. Common/Preferred shareholders of Convertible & Income II voted to re-elect Paul Belica and Robert E. Connor, and elect William B. Ogden, IV and John C. Maney as Trustees as indicated below.

		Withheld
	Affirmative	Authority

Convertible & Income
Re-election of Robert E. Connor* — Class I to serve until 2010	16,948	101
Re-election of Hans W. Kertess — Class I to serve until 2010	62,416,432	885,197
Election of William B. Ogden, IV — Class I to serve until 2010	62,422,180	879,449
Election of John C. Maney — Class III to serve until 2009	62,418,800	882,829

Convertible & Income II
Re-election of Paul Belica — Class I to serve until 2010	52,282,756	654,339
Re-election of Robert E. Connor* — Class I to serve until 2010	16,515	89
Election of William B. Ogden, IV — Class I to serve until 2010	52,366,529	570,566
Election of John C. Maney — Class III to serve until 2009	52,352,840	584,255

Messrs. Paul Belica, John Dalessandro II* and R. Peter Sullivan III continue to serve as Trustees of Convertible & Income and Messrs. John Dalessandro II, Hans W. Kertess and R. Peter Sullivan III continue to serve as Trustees of Convertible & Income II.

* Preferred Shares Trustee

26 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 13, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Funds ’ Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2007.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper Inc., (ii) information provided by Lipper Inc. on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2007, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s ability to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 27

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

Based on information provided by Lipper Inc., the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper Inc. peers as to performance and total expense ratio. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Funds compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

Nicholas-Applegate Convertible & Income Fund

The Trustees noted that Nicholas-Applegate Convertible & Income Fund outperformed its peer group’s median and low returns but had slightly underperformed the group’s high returns for the one-year period ended March 31, 2007. The Trustees also noted that Nicholas-Applegate Convertible & Income Fund outperformed its peer low group but had slightly underperformed the median and the high group for the three-year period ended March 31, 2007. The Trustees noted that in the one-year period, Nicholas-Applegate Convertible & Income Fund’s total return was ranked second out of six funds in its Lipper category for its asset class. The Trustees also noted that Nicholas-Applegate Convertible & Income Fund’s expense ratio was significantly below the high for its peer group but was slightly above the median and the low for its peer group.

Nicholas-Applegate Convertible & Income Fund II

The Trustees noted that Nicholas-Applegate Convertible & Income Fund II outperformed its peer group’s median and low returns and was in line with the peer group’s high returns for the one-year period ended March 31, 2007. The Trustees also noted that Nicholas-Applegate Convertible & Income Fund II outperformed its peer group’s median and low returns but had underperformed the peer group’s high returns for the three-year period ended March 31, 2007. The Trustees noted that in the one-year period, Nicholas-Applegate Convertible & Income Fund II’s total return was ranked first out of six funds in its Lipper category for its asset class. The Trustees also noted that Nicholas-Applegate Convertible & Income Fund II’s expense ratio was below the high for its peer group and was slightly above the median and the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these other clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds is also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Fund’s new assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into

28 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.07

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

8.31.07 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 29

Trustees and Principal Officers
Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	William V. Healey
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard H. Kirk
Trustee	Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, California 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for†the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Qs are is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On August 15, 2007, the Funds submitted CEO annual certifications to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by each Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

			Total Number	Maximum Number of
			Of Shares Purchased	Shares That May Yet Be
	Total Number	Average	As Part Of Publicly	Purchased Under The
	Of Shares	Price Paid	Announced Plans Or	Plans
Period	Purchased	Per Share	Programs	Or Programs

March 2007	N/A	14.86	74,655	N/A
April 2007	N/A	14.99	70,380	N/A
May 2007	N/A	15.34	68,206	N/A
June 2007	N/A	15.54	69,316	N/A
July 2007	N/A	15.21	67,101	N/A
August 2007	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.3a -3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas-Applegate Convertible & Income Fund II
By /s/ Brian S. Shlissel President and Chief Executive Officer Date November 8, 2007 By /s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel President and Chief Executive Officer Date November 8, 2007 By /s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date November 8, 2007